                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]: Amendment Number: ___________

     This Amendment (Check only one): [ ] is a restatement
                                      [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Sansar Capital Management, L.L.C.
Address: 25 West 53rd Street
         New York, New York 10019

Form 13F File Number: 028-11727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sanjay Motwani
Title: Chief Executive Officer
Phone: 212- 399-8982

Signature, Place and Date of Signing:


/s/ Sanjay Motwani                      New York, New York   May 15, 2006
-------------------------------------   [City, State]        [Date]
[Signature]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                        SANSAR CAPITAL MANAGEMENT, L.L.C.
                                    FORM 13F
                          Quarter Ended March 31, 2006

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:            7
Form 13F Information Table Value Total:   $6,909,448

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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
                                              FAIR    SHARES OR             INVESTMENT DISCRETION              VOTING AUTHORITY
                      TITLE OF               MARKET   PRINCIPAL SHARE PUT / ---------------------   OTHER  ------------------------
NAME OF ISSUER         CLASS       CUSIP      VALUE     AMOUNT  / PRN  CALL    SOLE      SHARED   MANAGERS    SOLE     SHARED  NONE
--------------     ------------- --------- ---------- --------- ----- ----- ---------- ---------- -------- --------- --------- ----
AU OPTRONICS CORP       COM      002255107      1,000     2,500   SH   PUT       2,500                         2,500
AU OPTRONICS CORP       COM      002255107      1,000     2,500   SH   PUT       2,500                         2,500
ASIAINFO HLDGS INC      COM      04518A104  5,587,000 1,117,300   SH         1,117,300                     1,117,300
KONGZHONG CORP.    SPONSORED ADR 50047P104  5,152,000   390,025   SH           390,025                       390,025
THE9 LIMITED ADR        COM      88337K104  7,280,000   244,719   SH           244,719                       244,719
TOM ONLINE INC.
ADR                     COM      889728200 11,232,000   441,506   SH           441,506                       441,506
GIGAMEDIA LIMITED.
ORD                     COM      Y2711Y104 26,758,000 4,710,898   SH         4,710,898                     4,710,898